Going Concern (Details Narrative) - Scienture Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss	$ 4,435,814	$ 471,570	$ 2,240,989	$ 3,708,378
Stockholders deficit	$ 4,988,676		$ 4,539,152	$ 2,821,872